Property and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Computer hardware	97,663	12,570	63,367
Sub-total	97,663	12,570	63,367
Less: accumulated depreciation	(23,529)	(3,028)	(8,250)
Property and equipment, net	74,134	9,542	55,117

Total depreciation expense recognized is allocated to the following expense item:

	(Successor)		(Predecessor)
	For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022	For the year ended September 30, 2022
	HK$	HK$	HK$	HK$
General and administrative expense	15,279	9,904	—	6,429
Total depreciation expense	15,279	9,904	—	6,429

Depreciation expense recognized for the year ended September 30, 2022, the period from October 12, 2022 to September 30, 2023 and the year ended September 30, 2024 were approximately HK$6,429, HK$9,904 and HK$15,279 (US$1,967), respectively.